STATEMENT OF CHANGES IN MEMBERS' EQUITY - USD ($)	Avalanche Treasury Company LLC Class A	Avalanche Treasury Company LLC Subscription Receivable	Avalanche Treasury Company LLC Members' Deficit	Avalanche Treasury Company LLC	Class A	Subscription Receivable	Members' Deficit	Total
Ending balance at Dec. 31, 2025	$ 215,917,042	$ (5,922,749)	$ (59,595,550)	$ 150,398,743	$ 10	$ (10)	$ (145,382)	$ (145,382)
Ending balance (in shares) at Dec. 31, 2025	27,368,672			27,368,672	1,000			1,000
Beginning balance at Aug. 19, 2025	$ 0	0	0	$ 0
Beginning balance (in shares) at Aug. 19, 2025	0
STATEMENT OF CHANGES IN MEMBERS' EQUITY
Issuance of Founder shares to the Sponsor	$ 215,917,042	(5,922,749)		$ 209,994,293
Number of shares issued for subscription	27,368,672			27,368,670
Net loss			(59,595,550)	$ (59,595,550)
Ending balance at Dec. 31, 2025	$ 215,917,042	(5,922,749)	(59,595,550)	$ 150,398,743	$ 10	(10)	(145,382)	$ (145,382)
Ending balance (in shares) at Dec. 31, 2025	27,368,672			27,368,672	1,000			1,000
Beginning balance at Sep. 21, 2025					$ 0	0	0	$ 0
Beginning balance (in shares) at Sep. 21, 2025					0
STATEMENT OF CHANGES IN MEMBERS' EQUITY
Issuance of Founder shares to the Sponsor					$ 10	(10)	0	0
Number of shares issued for subscription					1,000
Net loss					$ 0	0	(145,382)	(145,382)
Ending balance at Dec. 31, 2025	$ 215,917,042	(5,922,749)	(59,595,550)	$ 150,398,743	$ 10	(10)	(145,382)	$ (145,382)
Ending balance (in shares) at Dec. 31, 2025	27,368,672			27,368,672	1,000			1,000
STATEMENT OF CHANGES IN MEMBERS' EQUITY
Net loss			(26,780,242)	$ (26,780,242)			(139,635)	$ (139,635)
Ending balance at Mar. 31, 2026	$ 215,389,322	$ (5,125,002)	$ (86,375,792)	$ 123,888,528	$ 10	$ (10)	$ (285,017)	$ (285,017)
Ending balance (in shares) at Mar. 31, 2026	27,368,672			27,368,672	1,000			1,000